Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	SFr 2,171	SFr 5,915	SFr 1,849
Liabilities	(5,611)	(5,664)	(2,849)
Net amount	(3,440)	251	SFr (1,001)
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	9,283	11,127
Liabilities	(12,723)	(10,877)
Net amount	(3,440)	250
Offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	7,113	5,212
Liabilities	(7,113)	(5,213)
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	80	0
Liabilities	(977)	(817)
Net amount	(896)	(817)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	619	3,393
Liabilities	(3,927)	(3,777)
Net amount	(3,308)	(384)
Other current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	716	1,008
Liabilities	0	(4)
Net amount	716	1,004
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	4
Liabilities	(120)	(506)
Net amount	(120)	(502)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0
Liabilities	(3,771)	(2,445)
Net amount	(3,771)	(2,445)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0
Liabilities	(3,073)	(3,194)
Net amount	(3,073)	(3,194)
Other current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	837	566
Liabilities	0	(47)
Net amount	837	519
Other current operating liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0
Liabilities	(855)	(83)
Net amount	(855)	(83)
Current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	82	80
Liabilities	0	0
Net amount	82	80
Employee benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,153	1,109
Liabilities	0	0
Net amount	1,153	1,109
Non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	136	128
Liabilities	0	(2)
Net amount	136	126
Other non-current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,105	2,106
Liabilities	0	(2)
Net amount	3,105	2,104
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,555	2,732
Liabilities	0	0
Net amount	SFr 2,555	SFr 2,732